Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding defined contribution pension costs	£ 15	£ 220
Less than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Trade payables	3,726	4,454
Accrued expenses	12,146	10,500
Social security and other taxes	981	857
Outstanding defined contribution pension costs	15	220
Total trade and other payables	16,868	16,031
After more than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Deferred fees and charges	£ 3,922	£ 4,153